Taxes Other than Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
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Schedule of Taxes Other than Income Tax

Taxes other than income tax included in the consolidated statements of operations are comprised of the following:

	Years ended December 31,
	2013	2012	2011
Property and land tax	115,922	97,080	96,064
VAT	(1,937)	1,972	1,378
Fines and penalties related to taxes	3,312	125	(257)
Other taxes and penalties	11,362	19,496	(2,576)

Total taxes other than income tax	128,659	118,673	94,609

Summary of Future Land Rental Payments for the Next Five Years under Non-cancelable Operating Lease Agreements

The table below presents future land rental payments for the next five years under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2014	49,525
2015	46,758
2016	45,765
2017	45,306
2018	45,193